Trade and Other Payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Abstract]
Trade payables	£ 3,722	£ 3,453
Duty, excise and other taxes	3,410	3,852
Accrued charges and deferred income	2,228	2,037
FII GLO deferred income	963	963
Social security and other taxation	53	51
Sundry payables	381	405
Trade and other payables	10,757	10,761
Trade and other payables, current	9,693	9,727
Trade and other payables, non-current	£ 1,064	£ 1,034